Share Purchase Warrants (Details 6)	12 Months Ended
Jan. 31, 2024 $ / shares shares
Statement [Line Items]
Number of warrants outstanding	52,806,548
Transaction One [Member]
Statement [Line Items]
Number of warrants outstanding	23,316,250
Exercise Price | $ / shares	$ 0.50
Expiry Date	May 28, 2024
Transaction Two [Member]
Statement [Line Items]
Number of warrants outstanding	840,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Mar. 14, 2025
Transaction Three [Member]
Statement [Line Items]
Number of warrants outstanding	3,064,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Aug. 30, 2025
Transaction Four [Member]
Statement [Line Items]
Number of warrants outstanding	6,386,298
Exercise Price | $ / shares	$ 0.60
Expiry Date	Dec. 02, 2025
Transaction Five [Member]
Statement [Line Items]
Number of warrants outstanding	2,000,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	Dec. 14, 2025
Transaction Six [Member]
Statement [Line Items]
Number of warrants outstanding	15,000,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Mar. 14, 2028
Transaction Seven [Member]
Statement [Line Items]
Number of warrants outstanding	2,200,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Jul. 09, 2028